UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Available-for-sale fixed maturity securities, at fair value (net of allowance for credit losses of $39 and $30 respectively; amortized cost of $16,987 and $17,606, respectively)	$ 15,833	$ 16,316
Equity securities, at fair value	1,362	1,253
Mortgage loans on real estate, at amortized cost, (net of allowance for credit loss of $47 and $41, respectively)	5,958	5,888
Private loans, at amortized cost, (net of allowance for credit loss of $30 and $28, respectively)	1,337	1,144
Real estate and real estate partnerships, (net of accumulated depreciation of $323 and $304, respectively)	2,224	1,036
Investment funds	1,956	1,671
Policy loans	381	374
Short-term investments	2,905	2,402
Other invested assets, net	402	211
Total investments	32,358	30,295
Cash and cash equivalents	2,893	2,145
Accrued investment income	285	341
Deferred policy acquisition costs	1,986	1,585
Reinsurance funds withheld	6,540	5,812
Premiums due and other receivables	541	436
Deferred tax asset	489	490
Reinsurance recoverables, net	627	589
Property and equipment	160	194
Other assets	849	405
Goodwill	121	121
Separate account assets	1,145	1,045
Total assets	47,994	43,458
Liabilities
Future policy benefits	8,863	8,011
Policyholders' account balances	23,018	20,141
Policy and contract claims	1,868	1,786
Deposit liabilities	1,632	1,657
Market risk benefit	131	124
Unearned premium reserve	1,150	1,086
Other policyholder funds	316	322
Notes payable	158	151
Corporate borrowings	1,740	2,160
Subsidiary borrowings	1,494	1,492
Liabilities issued to reinsurance entities	217	151
Separate account liabilities	1,145	1,045
Total financial liabilities	43,448	39,193
Mezzanine equity
Redeemable Junior Preferred Shares, par value $25 per share, redemption amount of $2,635 (100,460,280 shares outstanding)	2,635	2,580
Equity
Class A exchangeable, Class B, and Class C (10,450,952 class A exchangeable shares, 24,000 class B shares; par value $33.56 per share and 41,314,891 class C shares issued and outstanding; par value $1 per share)	1,926	1,890
Retained earnings	477	310
Accumulated other comprehensive income (loss), net of taxes	(501)	(523)
Non-controlling interests	9	8
Total equity	1,911	1,685
Total liabilities, mezzanine equity, and equity	47,994	43,458
Related Party
Liabilities
Other liabilities	525	241
Nonrelated Party
Liabilities
Other liabilities	$ 1,191	$ 826